Condensed Consolidated Balance Sheets (unaudited) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 180,756	$ 110,285
Accounts receivable, net	6,045,187	265,812
Accounts receivable, net - related parties	119,480	69,952
Other receivables	141,653	67,328
Inventories	1,377,495	842,108
Prepaid expenses and other current assets	254,774	285,026
Total current assets	8,119,345	1,640,511
Property and equipment, net	775,261	489,902
Goodwill	795,016	736,456
Intangible assets, net	734,565	664,494
Right of use asset, net	455,559	532,327
Total assets	11,439,864	4,703,105
Current liabilities:
Accounts payable	1,295,533	910,339
Accrued liabilities	1,341,723	641,380
Accrued payroll taxes, penalties and interest	2,002,552	1,953,024
Accounts payable and accrued liabilities – related parties	599,212	414,237
Deferred revenue	657,159	219,999
Notes payable, current portion	402,894	415,817
Notes payable – related parties	4,060,321	10,508,955
Convertible notes payable – related party		1,875,000
Right of use liability	166,886	76,570
Total current liabilities	10,687,360	17,175,111
Notes payable – related parties	9,880,849	0
Total liabilities	21,255,919	18,110,493
Commitments and contingencies (Note 12)
Stockholders' deficit:
Common stock, $0.005 par value, 1,000,000,000 shares authorized, 70,184,184 and 68,464,742 shares issued and outstanding at December 31, 2021 and June 30, 2021, respectively	350,922	369,194
Additional paid-in capital	101,514,977	92,965,821
Accumulated deficit	(112,989,191)	(107,338,174)
Accumulated other comprehensive income (loss)	71,956	32,287
Total stockholders’ deficit – Dalrada Financial Corporation	(10,621,311)	(13,368,997)
Noncontrolling interests	805,256	(38,391)
Total stockholders’ deficit including noncontrolling interests	(9,816,055)	(13,407,388)
Total liabilities and stockholders' deficit	11,439,864	4,703,105
Series G Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock, Value, Issued	100	0
Series F Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock, Value, Issued	$ 50	$ 50